OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2024	2023

Accrued expenses and other payables	$9,458	$5,083
Subcontractors accrual	1,114	2,267
Accrued taxes	6,074	3,146
Contingent consideration related to acquisition	3,167	3,077

	$19,813	$13,573